Investment income (Tables)	12 Months Ended
Dec. 31, 2023
Investment income [abstract]
Summary of investment income

Investment income
in EUR million	2023	2022	2021
Dividend income	105	149	122
Realised gains/losses on disposal of debt instruments measured at FVOCI	-11	32	45
Income from and fair value gains/losses on investment properties		-1
	95	181	167